UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Income And Growth Fund, Inc.
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1500

Date of fiscal year end: December 31, 2009

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 9/30/09 is included with this Form.

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)	September 30, 2009

Shares		Value
COMMON STOCKS (56.0%)

	CONSUMER DISCRETIONARY (5.4%)
15,000	Abercrombie & Fitch Co. Class A	$493,200
10,000	AnnTaylor Stores Corp. *	158,900
11,000	Autoliv, Inc.	369,600
10,000	Bed Bath & Beyond, Inc. *	375,400
10,000	Best Buy Co., Inc.	375,200
8,000	Black & Decker Corp. (The)	370,320
15,000	Brinker International, Inc.	235,950
20,000	Cabela's, Inc. *	266,800
15,000	Cablevision Systems Corp. Class A	356,250
8,000	Carnival Corp.	266,240
20,000	CBS Corp. Class B	241,000
5,000	CKE Restaurants, Inc.	52,450
14,000	Coach, Inc.	460,880
20,000	Comcast Corp. Class A	321,600
15,000	Corinthian Colleges, Inc. *	278,400
25,000	DIRECTV Group, Inc. (The) *	689,500
20,000	DISH Network Corp. Class A *	385,200
4,000	Fortune Brands, Inc.	171,920
12,000	GameStop Corp. Class A *	317,640
1,000	Garmin Ltd.	37,740
14,000	Goodyear Tire & Rubber Co. (The) *	238,420
16,000	Harley-Davidson, Inc.	368,000
15,000	Harman International Industries, Inc.	508,200
24,000	Home Depot, Inc.	639,360
15,000	Honda Motor Co. Ltd. ADR	454,650
10,000	Johnson Controls, Inc.	255,600
15,000	Lennar Corp. Class A	213,750
15,000	Lowe's Cos, Inc.	314,100
10,000	M.D.C. Holdings, Inc.	347,400
15,000	Mattel, Inc.	276,900
10,000	McDonald's Corp.	570,700
8,000	Meritage Homes Corp. *	162,400
4,000	Mohawk Industries, Inc. *	190,760
20,000	Newell Rubbermaid, Inc.	313,800
28,000	News Corp. Class B	391,720
10,000	Orient-Express Hotels Ltd. Class A	115,100
20,000	PetSmart, Inc.	435,000
11,000	Phillips-Van Heusen Corp.	470,690
10,000	Polaris Industries, Inc.	407,800
17,000	Pulte Homes, Inc.	186,830
12,000	RadioShack Corp.	198,840
12,000	Sony Corp. ADR	350,400
10,000	Starbucks Corp. *	206,500
10,000	Starwood Hotels & Resorts Worldwide, Inc.	330,300
10,000	Target Corp.	466,800
15,000	Tempur-Pedic International, Inc. *	284,100
10,000	Tiffany & Co.	385,300
9,999	Time Warner Cable, Inc.	430,857
14,000	Time Warner, Inc.	402,920
12,000	Vivendi ADR	373,200
25,000	Walt Disney Co. (The)	686,500
8,000	Whirlpool Corp.	559,680
15,000	Wolverine World Wide, Inc.	372,600
		18,133,367

	CONSUMER STAPLES (4.8%)
12,000	Archer-Daniels-Midland Co.	350,640
8,000	Bunge Ltd.	500,880

Shares		Value

6,000	Cadbury PLC ADR	$307,260
15,000	Campbell Soup Co.	489,300
16,000	Coca-Cola Co. (The)	859,200
8,000	Coca-Cola Femsa, S.A.B. de C.V. ADR	384,800
20,000	ConAgra Foods, Inc.	433,600
25,000	Constellation Brands, Inc. Class A *	378,750
15,000	Corn Products International, Inc.	427,800
25,000	CVS Caremark Corp.	893,500
12,000	Diageo PLC ADR	737,880
15,000	Dr. Pepper Snapple Group, Inc. *	431,250
1,000	Fomento Economico Mexicano S.A.B. de C.V. ADR	38,050
15,000	General Mills, Inc.	965,700
12,000	H.J. Heinz Co.	477,000
15,000	Hormel Foods Corp.	532,800
25,000	Kraft Foods, Inc. Class A	656,750
16,000	Kroger Co. (The)	330,240
5,000	Lorillard, Inc.	371,500
3,000	Molson Coors Brewing Co. Class B	146,040
16,000	NBTY, Inc. *	633,280
14,000	PepsiCo, Inc.	821,240
16,000	Procter & Gamble Co. (The)	926,720
30,000	Safeway, Inc.	591,600
25,000	Sara Lee Corp.	278,500
14,000	Smithfield Foods, Inc. *	193,200
15,000	Spartan Stores, Inc.	211,950
22,000	SUPERVALU, Inc.	331,320
20,000	Sysco Corp.	497,000
20,000	Unilever PLC ADR	573,600
27,000	Wal-Mart Stores, Inc.	1,325,430
		16,096,780

	ENERGY (5.8%)
12,000	Alliance Resource Partners, L.P.	435,120
5,000	Apache Corp.	459,150
5,000	Atwood Oceanics, Inc. *	176,350
10,000	BP PLC ADR	532,300
10,000	Bristow Group, Inc. *	296,900
5,000	Cabot Oil & Gas Corp.	178,750
12,000	Canadian Natural Resources Ltd.	806,280
18,000	Chevron Corp.	1,267,740
1,000	Compagnie Generale de Geophysique-Veritas ADR *	23,400
12,000	ConocoPhillips	541,920
12,500	Devon Energy Corp.	841,625
1,000	Diamond Offshore Drilling, Inc.	95,520
10,000	El Paso Corp.	103,200
10,000	EnCana Corp.	576,100
15,000	Energy Transfer Equity, L.P.	420,000
10,000	Energy Transfer Partners L.P.	425,500
24,000	ENSCO International, Inc.	1,020,960
15,000	Enterprise Products Partners, L.P.	424,800
17,000	Exxon Mobil Corp.	1,166,370
7,000	FMC Technologies, Inc. *	365,680
10,000	Frontline Ltd.	233,900
15,000	Global Industries Ltd. *	142,500
15,000	Halliburton Co.	406,800
20,000	Marathon Oil Corp.	638,000
10,000	MarkWest Energy Partners L.P.	236,300
2,000	Massey Energy Co.	55,780
8,000	Murphy Oil Corp.	460,560
10,000	Nabors Industries Ltd. *	209,000

Value Line Income and Growth Fund, Inc.

September 30, 2009

Shares		Value

10,000	National-Oilwell Varco, Inc. *	$431,300
16,000	Newfield Exploration Co. *	680,960
15,000	Noble Corp.	569,400
10,000	Overseas Shipholding Group, Inc.	373,700
2,000	Patterson-UTI Energy, Inc.	30,200
4,000	Peabody Energy Corp.	148,880
10,000	Pengrowth Energy Trust	105,100
1,000	Petroleo Brasileiro S.A. ADR	45,900
5,000	Pioneer Natural Resources Co.	181,450
10,000	Plains All American Pipeline, L.P.	462,900
5,000	Plains Exploration & Production Co. *	138,300
6,000	Pride International, Inc. *	182,640
15,000	Rowan Companies, Inc.	346,050
7,000	Royal Dutch Shell PLC ADR, Class A	400,330
2,000	Sasol Ltd. ADR	76,240
5,000	St. Mary Land & Exploration Co.	162,300
15,000	StatoilHydro ASA ADR	338,100
20,000	Stone Energy Corp. *	326,200
15,000	Suncor Energy, Inc.	518,400
10,000	Swift Energy Co. *	236,800
6,000	Total S.A. ADR	355,560
11,000	Transocean Ltd. *	940,830
		19,592,045

	FINANCIALS (6.1%)
10,000	ACE Ltd. *	534,600
20,000	AllianceBernstein Holding L.P.	545,600
9,000	Allstate Corp. (The)	275,580
12,000	American Express Co.	406,800
15,000	American Financial Group, Inc.	382,500
15,000	Ameriprise Financial, Inc.	544,950
16,000	Apartment Investment & Management Co. Class A	236,000
15,000	Aspen Insurance Holdings Ltd.	397,050
2,000	AvalonBay Communities, Inc.	145,460
16,000	Bank of America Corp.	270,720
8,000	Bank of New York Mellon Corp.	231,920
12,000	Bank of Nova Scotia	546,960
20,000	Berkley (W.R.) Corp.	505,600
4	Berkshire Hathaway, Inc. Class A *	404,000
1,000	Boston Properties, Inc.	65,550
10,000	BRE Properties, Inc.	313,000
12,000	Charles Schwab Corp. (The)	229,800
15,000	Citigroup, Inc.	72,600
11,000	CNA Financial Corp. *	265,540
5,000	Credit Suisse Group ADR	278,250
2,000	Cullen/Frost Bankers, Inc.	103,280
12,000	Equity Residential	368,400
5,000	Federated Investors, Inc. Class B	131,850
15,000	First American Corp.	485,550
2,000	Franklin Resources, Inc.	201,200
2,000	Goldman Sachs Group, Inc. (The)	368,700
5,000	Hartford Financial Services Group, Inc.	132,500
15,000	HCC Insurance Holdings, Inc.	410,250
5,000	Host Hotels & Resorts, Inc.	58,850
10,000	Independent Bank Corp.	221,300
15,000	ING Groep N.V. ADR *	267,450
20,000	Invesco Ltd.	455,200
22,000	Itau Unibanco Banco Multiplo S.A. ADR	443,300
26,000	JPMorgan Chase & Co.	1,139,320
15,000	KeyCorp	97,500

Shares		Value

12,000	Lazard Ltd. Class A	$495,720
15,000	Legg Mason, Inc.	465,450
12,000	Leucadia National Corp. *	296,640
30,000	Loews Corp.	1,027,500
2,000	M&T Bank Corp.	124,640
18,000	Manulife Financial Corp.	376,920
7,000	MetLife, Inc.	266,490
12,000	Morgan Stanley	370,560
12,000	Nasdaq OMX Group, Inc. (The) *	252,600
10,000	NYSE Euronext	288,900
6,000	PICO Holdings, Inc. *	200,100
12,000	PNC Financial Services Group, Inc.	583,080
17,000	Principal Financial Group, Inc.	465,630
8,000	Prudential Financial, Inc.	399,280
6,000	Regency Centers Corp.	222,300
1	Simon Property Group, Inc.	69
10,000	State Street Corp.	526,000
7,000	SunTrust Banks, Inc.	157,850
10,000	Toronto-Dominion Bank (The)	644,500
8,000	Travelers Companies, Inc. (The)	393,840
18,000	U.S. Bancorp	393,480
10,000	United Bankshares, Inc.	195,900
15,000	Unum Group	321,600
22,000	Wells Fargo & Co.	619,960
1,000	Westpac Banking Corp. ADR	115,440
		20,741,579

	HEALTH CARE (7.9%)
15,000	Abbott Laboratories	742,050
10,000	Amgen, Inc. *	602,300
10,000	Baxter International, Inc.	570,100
10,000	Becton, Dickinson & Co.	697,500
9,000	Bio-Rad Laboratories, Inc. Class A *	826,920
10,000	Biogen Idec, Inc. *	505,200
5,000	Boston Scientific Corp. *	52,950
25,000	Bristol-Myers Squibb Co.	563,000
12,000	CIGNA Corp.	337,080
30,000	Coventry Health Care, Inc. *	598,800
15,000	Covidien PLC	648,900
20,000	Eli Lilly & Co.	660,600
24,000	Forest Laboratories, Inc. *	706,560
12,000	Genzyme Corp. *	680,760
10,000	GlaxoSmithKline PLC ADR	395,100
20,000	Health Net, Inc. *	308,000
15,000	Immucor, Inc. *	265,500
30,000	IMS Health, Inc.	460,500
16,000	Inverness Medical Innovations, Inc. *	619,680
30,000	Johnson & Johnson	1,826,700
12,000	Kinetic Concepts, Inc. *	443,760
27,000	King Pharmaceuticals, Inc. *	290,790
12,000	Laboratory Corporation of America Holdings *	788,400
11,067	Life Technologies Corp. *	515,169
20,000	Lincare Holdings, Inc. *	625,000
15,000	Medtronic, Inc.	552,000
30,000	Merck & Co., Inc.	948,900
1,000	Millipore Corp. *	70,330
10,000	Novartis AG ADR	503,800
25,000	PerkinElmer, Inc.	481,000
40,000	Pfizer, Inc.	662,000
20,000	PSS World Medical, Inc. *	436,600

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

20,000	Quest Diagnostics, Inc.	$1,043,800
20,000	Sanofi-Aventis ADR	739,000
5,000	Schering-Plough Corp.	141,250
15,000	STERIS Corp.	456,750
14,000	Teleflex, Inc.	676,340
22,000	Teva Pharmaceutical Industries Ltd. ADR	1,112,320
12,500	Thermo Fisher Scientific, Inc. *	545,875
15,000	UnitedHealth Group, Inc.	375,600
17,000	Varian Medical Systems, Inc. *	716,210
7,000	Warner Chilcott PLC Class A *	151,340
20,000	Watson Pharmaceuticals, Inc. *	732,800
15,000	WellCare Health Plans, Inc. *	369,750
10,000	Wyeth	485,800
18,000	Zimmer Holdings, Inc. *	962,100
		26,894,884

	INDUSTRIALS (8.5%)
20,000	ABB Ltd. ADR *	400,800
15,000	AGCO Corp. *	414,450
10,000	Alaska Air Group, Inc. *	267,900
5,000	Alexander & Baldwin, Inc.	160,450
2,000	Alliant Techsystems, Inc. *	155,700
20,000	American Ecology Corp.	374,000
2,000	American Science & Engineering, Inc.	136,080
5,000	Baldor Electric Co.	136,700
15,000	Barnes Group, Inc.	256,350
11,000	Belden CDT, Inc.	254,100
6,000	Boeing Co. (The)	324,900
10,000	Briggs & Stratton Corp.	194,100
6,500	Burlington Northern Santa Fe Corp.	518,895
10,000	Canadian National Railway Co.	489,900
10,000	Canadian Pacific Railway Ltd.	467,500
10,000	Ceradyne, Inc. *	183,300
20,000	Chicago Bridge & Iron Co. N.V.	373,600
15,000	Cintas Corp.	454,650
15,000	CIRCOR International, Inc.	423,900
2,000	CNH Global N.V. *	34,160
16,000	Continental Airlines, Inc. Class B *	263,040
10,000	Crane Co.	258,100
8,000	CSX Corp.	334,880
5,000	Cummins, Inc.	224,050
10,000	Curtiss-Wright Corp.	341,300
6,000	Danaher Corp.	403,920
15,000	Delta Air Lines, Inc. *	134,400
12,000	Dover Corp.	465,120
20,000	DryShips, Inc.	132,600
7,000	Dun & Bradstreet Corp. (The)	527,240
10,000	Dycom Industries, Inc. *	123,000
6,000	Eaton Corp.	339,540
15,000	Emerson Electric Co.	601,200
10,000	Empresa Brasileira de Aeronautica S.A. ADR *	229,400
6,000	Excel Maritime Carriers Ltd.	39,900
3,000	FedEx Corp.	225,660
5,000	Flowserve Corp.	492,700
6,000	Fluor Corp.	305,100

Shares		Value

15,000	Foster Wheeler AG *	$478,650
10,000	G&K Services, Inc. Class A	221,600
10,000	General Cable Corp. *	391,500
10,000	General Dynamics Corp.	646,000
80,000	General Electric Co.	1,313,600
8,000	Goodrich Corp.	434,720
1,000	Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	42,660
20,000	Honeywell International, Inc.	743,000
8,000	Illinois Tool Works, Inc.	341,680
20,000	Ingersoll-Rand PLC	613,400
20,000	Interface, Inc. Class A	166,000
8,000	ITT Corp.	417,200
15,000	Kennametal, Inc.	369,150
5,000	KHD Humboldt Wedag International Ltd. *	51,900
20,000	Koninklijke Philips Electronics N.V.	487,200
8,000	Lincoln Electric Holdings, Inc.	379,600
5,000	Lockheed Martin Corp.	390,400
10,000	McDermott International, Inc. *	252,700
5,000	Monster Worldwide, Inc. *	87,400
20,000	Mueller Water Products, Inc. Class A	109,600
1,000	Navistar International Corp. *	37,420
7,000	Norfolk Southern Corp.	301,770
12,000	Northrop Grumman Corp.	621,000
5,000	Owens Corning, Inc. *	112,250
12,000	Pall Corp.	387,360
9,000	Parker Hannifin Corp.	466,560
12,000	Pentair, Inc.	354,240
8,000	Raytheon Co.	383,760
20,000	Republic Services, Inc.	531,400
10,000	Rockwell Automation, Inc.	426,000
10,000	Rockwell Collins, Inc.	508,000
12,000	Ryder System, Inc.	468,720
1,000	Siemens AG ADR	92,960
15,000	Southwest Airlines Co.	144,000
15,000	TBS International Ltd. Class A *	130,500
10,000	Terex Corp. *	207,300
15,000	Textron, Inc.	284,700
16,000	Thomas & Betts Corp. *	481,280
12,000	Trinity Industries, Inc.	206,280
15,000	Tyco International Ltd.	517,200
8,000	Ultralife Corp. *	48,480
6,000	Union Pacific Corp.	350,100
10,000	United Technologies Corp.	609,300
5,000	Valence Technology, Inc. *	9,000
12,000	Waste Connections, Inc. *	346,320
20,000	Waste Management, Inc.	596,400
16,000	Watts Water Technologies, Inc. Class A	484,000
10,000	WESCO International, Inc. *	288,000
		28,794,845

	INFORMATION TECHNOLOGY (7.8%)
18,000	Accenture PLC. Class A	670,860
10,000	Adobe Systems, Inc. *	330,400
7,000	Affiliated Computer Services, Inc. Class A *	379,190
20,000	Amdocs Ltd. *	537,600

Value Line Income and Growth Fund, Inc.

September 30, 2009

Shares		Value

15,000	Analog Devices, Inc.	$413,700
2,000	Apple, Inc. *	370,740
20,000	Arrow Electronics, Inc. *	563,000
15,000	Automatic Data Processing, Inc.	589,500
10,000	Avid Technology, Inc. *	140,900
24,000	Avnet, Inc. *	623,280
20,000	AVX Corp.	238,600
20,000	BMC Software, Inc. *	750,600
15,000	CA, Inc.	329,850
15,000	Celestica, Inc. *	142,200
20,000	Check Point Software Technologies Ltd. *	567,000
32,000	Cisco Systems, Inc. *	753,280
15,000	Cognizant Technology Solutions Corp. Class A *	579,900
10,000	CommScope, Inc. *	299,300
20,000	Computer Sciences Corp. *	1,054,200
15,000	Corning, Inc.	229,650
15,000	CSG Systems International, Inc. *	240,150
12,000	CyberSource Corp. *	200,040
30,000	Dell, Inc. *	457,800
10,000	DST Systems, Inc. *	448,000
15,000	eBay, Inc. *	354,150
30,000	EMC Corp. *	511,200
1,400	Google, Inc. Class A *	694,190
10,000	Harmonic, Inc. *	66,800
12,000	Harris Corp.	451,200
2,981	Harris Stratex Networks, Inc. Class A *	20,867
22,000	Hewlett-Packard Co.	1,038,620
2,500	IAC/InterActiveCorp *	50,475
8,000	Infosys Technologies Ltd. ADR	387,920
35,000	Intel Corp.	684,950
10,000	International Business Machines Corp.	1,196,100
5,000	International Rectifier Corp. *	97,450
2,000	Itron, Inc. *	128,280
14,500	LaserCard Corp. *	122,380
14,000	Lender Processing Services, Inc.	534,380
15,000	Lexmark International, Inc. Class A *	323,100
10,000	Linear Technology Corp.	276,300
5,000	Logitech International S.A. *	91,900
10,000	Maxwell Technologies, Inc. *	184,300
5,000	MEMC Electronic Materials, Inc. *	83,150
90,000	Microsoft Corp.	2,330,100
20,000	Motorola, Inc.	171,800
20,000	Nokia Oyj ADR	292,400
15,000	NVIDIA Corp. *	225,450
24,000	Oracle Corp.	500,160
15,000	OSI Systems, Inc. *	274,350
20,000	Plantronics, Inc.	536,200
15,000	Plexus Corp. *	395,100
12,000	SAIC, Inc. *	210,480
8,000	SAP AG ADR	390,960
20,000	Seagate Technology	304,200
15,000	STMicroelectronics N.V.	141,450
12,000	Sybase, Inc. *	466,800
20,000	Symantec Corp. *	329,400
16,000	Texas Instruments, Inc.	379,040
25,000	Tyco Electronics Ltd.	557,000
14,000	Western Digital Corp. *	511,420
20,000	Xerox Corp.	154,800
10,000	Yahoo!, Inc. *	178,100
		26,556,662

Shares		Value

	MATERIALS (3.4%)
7,500	Agrium, Inc.	$373,425
20,000	Alcoa, Inc.	262,400
17,000	AngloGold Ashanti Ltd. ADR	692,920
10,000	Arch Chemicals, Inc.	299,900
4,000	Ashland, Inc.	172,880
15,000	Barrick Gold Corp.	568,500
8,000	BHP Billiton Ltd. ADR	528,080
3,000	Cabot Corp.	69,330
19,760	Cemex S.A. de C.V. ADR *	255,299
15,000	Commercial Metals Co.	268,500
8,000	Cytec Industries, Inc.	259,760
14,000	Dow Chemical Co. (The)	364,980
15,000	E.I. du Pont de Nemours & Co.	482,100
6,000	Freeport-McMoRan Copper & Gold, Inc.	411,660
30,000	Harmony Gold Mining Company Ltd. ADR	328,200
25,000	Headwaters, Inc. *	96,750
20,000	Huntsman Corp.	182,200
10,000	International Paper Co.	222,300
10,000	Lubrizol Corp. (The)	714,600
15,000	Mechel ADR	269,700
16,000	Methanex Corp.	276,960
10,000	Mosaic Co. (The)	480,700
10,000	Nalco Holding Co.	204,900
5,000	Newmont Mining Corp.	220,100
4,000	Nucor Corp.	188,040
16,000	OM Group, Inc. *	486,240
2,000	POSCO ADR	207,880
1,100	Rio Tinto PLC ADR	187,319
7,000	Sociedad Quimica y Minera de Chile S.A. ADR	273,910
10,000	Sterlite Industries (India) Ltd. ADR	159,700
2,000	Syngenta AG ADR	91,900
10,000	Terra Industries, Inc.	346,700
15,000	Titanium Metals Corp.	143,850
1,000	United States Steel Corp.	44,370
10,000	Vale SA ADR	231,300
10,000	Walter Energy, Inc.	600,600
22,000	Yamana Gold, Inc.	235,620
15,000	Zoltek Companies, Inc. *	157,500
		11,361,073

	TELECOMMUNICATION SERVICES (1.9%)
55,000	AT&T, Inc.	1,485,550
10,000	BT Group PLC ADR	208,100
13,700	CenturyTel, Inc.	460,320
16,000	China Mobile Ltd. ADR	785,760
30,000	Deutsche Telekom AG ADR	409,800
7,500	Millicom International Cellular S.A. *	545,550
10,000	Telecom Corporation of New Zealand Ltd. ADR	95,800
10,000	Telefonica S.A. ADR	829,100
20,000	Turkcell Iletisim Hizmetleri AS ADR	357,400
30,000	Verizon Communications, Inc.	908,100
5,000	Vimpel-Communications ADR *	93,500
15,000	Vodafone Group PLC ADR	337,500
		6,516,480

	UTILITIES (4.4%)
20,000	AES Corp. (The) *	296,400
24,000	ALLETE, Inc.	805,680

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value

20,000	American Electric Power Company, Inc.	$619,800
16,000	American States Water Co.	578,880
14,000	California Water Service Group	545,160
20,000	CenterPoint Energy, Inc.	248,600
18,750	Companhia Energetica de Minas Gerais ADR	285,000
30,000	Dominion Resources, Inc.	1,035,000
10,000	Energen Corp.	431,000
17,000	Exelon Corp.	843,540
15,000	Ferrellgas Partners, L.P.	298,800
15,000	FirstEnergy Corp.	685,800
20,000	IDACORP, Inc.	575,800
14,000	National Fuel Gas Co.	641,340
20,000	OGE Energy Corp.	661,600
45,000	Pepco Holdings, Inc.	669,600
10,000	PG&E Corp.	404,900
20,000	Pinnacle West Capital Corp.	656,400
14,000	PPL Corp.	424,760
15,000	Progress Energy, Inc.	585,900
12,000	Sempra Energy	597,720
25,000	Southern Co.	791,750
35,000	TECO Energy, Inc.	492,800
15,000	Veolia Environnement ADR	577,350
30,000	Westar Energy, Inc.	585,300
30,000	Xcel Energy, Inc.	577,200
		14,916,080

	TOTAL COMMON STOCKS (Cost $166,381,688)	189,603,795

PREFERRED STOCKS (0.3%)

	FINANCIALS (0.3%)
2,000	General Electric Capital Corp. 4.50% (2)	46,420
20,000	Health Care REIT, Inc. Series F 7.625% *	473,800
15,100	HSBC Holdings PLC Series A 6.20% *	325,103
5,000	MetLife, Inc. Series B 6.50% *	118,650
		963,973

	TOTAL PREFERRED STOCKS (Cost $1,046,585)	963,973

CONVERTIBLE PREFERRED STOCK (0.1%)

	FINANCIALS (0.1%)

200	Bank of America Corp. Series L, 7.25%, Pfd	169,998

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost $131,947)	169,998

Principal Amount		Value

U.S. TREASURY OBLIGATIONS (9.1%)
$6,820,860	U.S. Treasury Notes, 0.88%, 4/15/10 (3)	$6,831,514
4,000,000	U.S. Treasury Notes, 4.75%, 3/31/11	4,244,532
6,510,120	U.S. Treasury Notes, 2.38%, 4/15/11 (3)	6,703,392
6,367,860	U.S. Treasury Notes, 2.00%, 4/15/12 (3)	6,606,655
3,321,630	U.S. Treasury Notes, 1.88%, 7/15/15 (3)	3,435,811
3,000,000	U.S. Treasury Notes, 3.13%, 5/15/19	2,952,891

	TOTAL U.S. TREASURY OBLIGATIONS (4) (Cost $29,030,980)	30,774,795

CORPORATE BONDS & NOTES (6.0%)

	BASIC MATERIALS (1.3%)
1,000,000	Alcoa, Inc., Senior Notes, 6.00%, 7/15/13	1,043,858
1,000,000	Cytec Industries, Inc., 8.95%, 7/1/17	1,106,952
1,100,000	Dow Chemical Co. (The), Senior Notes, 8.55%, 5/15/19	1,238,634
1,060,000	Southern Copper Corp., 6.38%, 7/27/15	1,086,500
		4,475,944

	CONSUMER, CYCLICAL (1.3%)
1,000,000	J.C. Penney Corp., Inc., 8.00%, 3/1/10	1,023,750
1,000,000	Marriott International, 5.81%, 11/10/15	977,494
1,000,000	Staples, Inc., Senior Notes, 9.75%, 1/15/14	1,202,316
1,000,000	Whirlpool Corp., 6.13%, 6/15/11	1,046,748
		4,250,308

	CONSUMER, NON-CYCLICAL (0.3%)
1,000,000	Humana, Inc., Senior Notes, 6.45%, 6/1/16	1,009,966
	ENERGY (1.0%)
1,000,000	Anadarko Petroleum Corp., Senior Notes, 7.63%, 3/15/14	1,140,990
1,000,000	ONEOK Partners L.P., Senior Notes, 8.63%, 3/1/19	1,195,749
1,000,000	Pacific Energy Partners L.P. / Pacific Energy Finance Corp., 6.25%, 9/15/15	1,018,638
		3,355,377

	FINANCIAL (0.3%)
1,000,000	General Electric Capital Corp., 5.50%, 11/15/11	1,002,769
750,000	Lehman Brothers Holdings, Inc., 5.63%, 1/24/13 (5)	132,188
		1,134,957

	INDUSTRIAL (1.3%)
850,000	Black & Decker Corp. (The), Senior Notes, 8.95%, 4/15/14	998,804
892,000	Commercial Metals Co., Notes, 6.50%, 7/15/17	889,600

Value Line Income and Growth Fund, Inc.

September 30, 2009

Principal Amount		Value

$1,000,000	Fisher Scientific International, Inc., Senior Subordinated Notes, 6.13%, 7/1/15	$1,038,937
740,000	Ryder System, Inc., Senior Notes, 4.63%, 4/1/10	746,163
700,000	Tyco Electronics Group S.A., Senior Notes, 6.00%, 10/1/12	741,091
		4,414,595

	TECHNOLOGY (0.5%)
1,500,000	National Semiconductor Corp., Senior Notes, 6.15%, 6/15/12	1,566,136

	TOTAL CORPORATE BONDS & NOTES (4) (Cost $18,899,483)	20,207,283

CONVERTIBLE CORPORATE BONDS & NOTES (5.1%)

	COMMUNICATIONS (0.2%)
1,000,000	NII Holdings, Inc. 3.13%, 6/15/12	873,750
	CONSUMER, CYCLICAL (0.5%)
1,500,000	Tech Data Corp., Senior Debentures, 2.75%, 12/15/26	1,554,375
	CONSUMER, NON-CYCLICAL (2.0%)
1,500,000	Amgen, Inc. 0.38%, 2/1/13	1,516,875
1,000,000	Charles River Laboratories International, Inc., Senior Notes, 2.25%, 6/15/13	988,750
1,250,000	Cubist Pharmaceuticals, Inc. 2.25%, 6/15/13	1,178,125
1,000,000	Euronet Worldwide, Inc., Senior Debentures, 3.50%, 10/15/25	938,750
1,500,000	LifePoint Hospitals, Inc., Senior Subordinated Debentures, 3.25%, 8/15/25	1,312,500
750,000	Valeant Pharmaceuticals International 4.00%, 11/15/13	807,188
		6,742,188

	ENERGY (0.4%)
500,000	Helix Energy Solutions Group, Inc., Senior Notes, 3.25%, 12/15/25	439,375
1,000,000	Transocean, Inc., Senior Notes Series C, 1.50%, 12/15/37	952,500
		1,391,875

	INDUSTRIAL (0.8%)
1,000,000	AGCO Corp., Senior Subordinated Notes, 1.25%, 12/15/36	957,500
1,020,000	Flextronics International Ltd. 1.00%, 8/1/10	998,325
1,000,000	General Cable Corp., Senior Notes, 1.00%, 10/15/12	855,000
		2,810,825

	TECHNOLOGY (1.2%)
1,000,000	LSI Corp. 4.00%, 5/15/10	1,006,250
1,000,000	Maxtor Corp., Senior Notes, 2.38%, 8/15/12	1,077,500

Principal Amount		Value

$1,250,000	SanDisk Corp., Senior Notes, 1.00%, 5/15/13	$971,875
1,000,000	Xilinx, Inc., Subordinated Debentures, 3.13%, 3/15/37	878,750
		3,934,375

	TOTAL CONVERTIBLE CORPORATE BONDS & NOTES (4) (Cost $15,920,870)	17,307,388

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.3%)
2,000,000	Federal Farm Credit Bank, 4.24%, 6/3/13	2,051,072
3,000,000	Federal Home Loan Bank, 4.88%, 5/14/10	3,083,889
2,000,000	Federal Home Loan Bank, 4.60%, 1/14/15	2,022,806
806,516	Federal National Mortgage Association Benchmark REMIC Series 20069-B1 Class AB, 6.00%, 6/25/16	843,848

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (4) (Cost $7,809,804)	8,001,615

	TOTAL INVESTMENT SECURITIES (1) (78.9%) (Cost $239,221,357)	267,028,847

SHORT-TERM INVESTMENTS (19.7%)

	U.S. TREASURY OBLIGATIONS (7.4%)
5,000,000	United States Treasury Bill, 0.10%, 12/24/09 (6)	4,996,733
10,000,000	United States Treasury Bill, 0.05%, 11/12/09 (6)	9,999,884
10,000,000	United States Treasury Bill, 0.17%, 4/8/10 (6)	9,991,075
		24,987,692

	REPURCHASE AGREEMENTS (7) (6.4%)
21,900,000	With Morgan Stanley, 0.01%, dated 9/30/09, due 10/1/09, delivery value $21,900,006, (collateralized by $22,255,000 U.S. Treasury Notes 1.375%, due 3/15/12, with a value of $22,378,955)	21,900,000

	U.S. GOVERNMENT AGENCY OBLIGATIONS (5.9%)
20,000,000	Federal Home Loan Bank Discount Notes, 0.10%, 11/27/09 (6)	19,996,833

	TOTAL SHORT-TERM INVESTMENTS (4) (Cost $66,884,525)	66,884,525

Value Line Income and Growth Fund, Inc.

Schedule of Investments (unaudited)

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES (1.4%)	4,732,042

NET ASSETS (8) (100%)	$338,645,414

NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($338,645,414 ÷ 45,411,952 shares outstanding)	$7.46

*	Non-income producing.
(1)	Unless otherwise indicated, the values of the Portfolio are determined based on Level 1 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(2)	Multi-coupon preferred security.
(3)	Treasury Inflation Protected Security (TIPS).
(4)	Values determined based on Level 2 inputs established by FASB ASC 820-10, Fair Value Measurements and Disclosures.
(5)	Security currently in default.
(6)	The rate shown on discount securities represents the yield or rate at the end of the reporting period.
(7)	The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
(8)
For federal income tax purposes, the aggregate cost was $306,105,882, aggregate gross unrealized appreciation was $39,444,547, aggregate gross unrealized depreciation was $11,637,057 and the net unrealized appreciation was $27,807,490.

ADR	American Depositary Receipt.

In accordance with FASB ASC 820-10, Fair Value Measurements and Disclosures, (formerly Statement of Financial Accounting Standards ("SFAS") No. 157), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

●	Level 1: Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

●	Level 3: Inputs that are unobservable.

In April 2009, the Fund adopted the authoritative guidance included in FASB ASC 820-10, Fair Value Measurements and Disclosures, on determining fair value when the volume and level of activity for the asset or liability have significantly decreased and identifying transactions that are not orderly (formerly FSP FAS 157-4). FASB ASC 820-10-35-51A to 51H indicates that if an entity determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value. Valuation techniques such as an income approach might be appropriate to supplement or replace a market approach in those circumstances. It provides a list of factors to determine whether there has been a significant decrease in relation to normal market activity. Regardless, however, of the valuation technique and inputs used, the objective for the fair value measurement in those circumstances is unchanged from what it would be if markets were operating at normal activity levels and/or transactions were orderly; that is, to determine the current exit price as promulgated by FASB ASC 820-10. The guidance also requires additional disclosures regarding inputs and valuation techniques used, change in valuation techniques and related inputs, if any, and more disaggregated information relating to debt and equity securities.

The following is a summary of the inputs used as of September 30, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$189,603,795	$0	$0	$189,603,795
Preferred Stocks	963,973	0	0	963,973
Convertible Preferred Stock	169,998	0	0	169,998
U.S. Treasury Obligations	0	30,774,795	0	30,774,795
Corporate Bonds & Notes	0	20,207,283	0	20,207,283
Convertible Corporate Bonds & Notes	0	17,307,388	0	17,307,388
U.S. Government Agency Obligations	0	8,001,615	0	8,001,615
Short Term Investments	0	66,884,525	0	66,884,525

Total Investments in Securities	$190,737,766	$143,175,606	$0	$333,913,372

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the   registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 25, 2009